Short-Term Investments	12 Months Ended
Dec. 31, 2021
Short-term Investments [Abstract]
SHORT-TERM INVESTMENTS
4.	SHORT-TERM INVESTMENTS

During the year ended December 31, 2019, the Company made investments in various financial products from Chinese banks and wealth management companies, with variable return rate and with maturities between three months and one year. The Company classified these financial assets as held-to-maturity financial assets and recorded the assets at amortized cost, which approximates fair value. As of December 31, 2019, the Company collected the balance all short-term investments from Chinese banks and wealth management companies. For the year ended December 31, 2019, the Company earned interest income of $56,512 from the short-term investments.

As of December 31, 2021 and 2020, the balance of short-term investments represented certain listed equity securities purchased through various open market transactions invested by the Company during the year ended December 31, 2020. The short-term investments are trading securities. They are initially recorded at cost, and subsequently measured at fair value with the changes in fair value recorded in other income, net in the consolidated statement of income and comprehensive income. Loss from such short-term investment amounted to $58,403 and $10,331 for the years ended December 31, 2021 and 2020, respectively.